ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
ASSET-BACKED SECURITIES	37.2%
ACM Auto Trust Series 2023-1A(a) 8.59%, 01/22/30		$1,080,275	$1,085,598
Ally Bank Auto Credit-Linked Notes Series 2024-A(a) 9.89%, 05/17/32		793,553	817,486
Ally Bank Auto Credit-Linked Notes Series 2024-B(a) 8.04%, 09/15/32		1,119,379	1,126,600
Ally Bank Auto Credit-Linked Notes Series 2024-B(a) 11.40%, 09/15/32		6,529,713	6,541,330
Aqua Finance Trust Series 2024-A(a) 6.53%, 04/18/50		4,000,000	4,013,041
Avant Credit Card Master Trust Series 2024-1A(a) 8.80%, 04/15/30		15,280,000	15,328,881
Avant Credit Card Master Trust Series 2024-1A(a) 13.15%, 04/15/30		12,000,000	11,887,034
Avant Credit Card Master Trust Series 2024-1A(a) 8.98%, 05/15/29		7,000,000	6,950,578
Avant Loans Funding Trust Series 2022-REV1(a) 8.57%, 09/15/31		9,000,000	9,047,388
Avant Loans Funding Trust Series 2023-REV1(a) 12.12%, 09/15/32		4,200,000	4,330,231
Avant Loans Funding Trust Series 2024-REV1(a) 8.00%, 10/15/33		12,445,000	12,129,377
Avant Loans Funding Trust Series 2024-REV1(a) 9.00%, 10/15/33		4,070,000	3,706,670
Bayview Opportunity Master Fund VII Series 2024-CAR1 (Floating, U.S. 30-Day Average SOFR + 3.60%)(a)(b) 8.17%, 12/26/31		1,068,334	1,086,040
BHG Securitization Trust Series 2023-B(a) 12.40%, 12/17/36		2,000,000	2,096,728
Bridgepoint CLO VI DAC Series 6A (Floating, Euribor 3M + 6.65%, 6.65% Floor)(a)(b) 9.68%, 11/14/36		1,500,000	1,572,593
Capital Four CLO VII DAC Series 7A (Floating, Euribor 3M + 6.79%, 6.79% Floor)(a)(b) 9.88%, 04/25/37		1,000,000	1,048,493
Cascade MH Asset Trust Series 2024-MH1(a)(c) 8.22%, 11/25/56		8,936,000	7,171,140
CFMT LLC, Series 2024-HB15(a) 4.00%, 08/25/34		4,000,000	3,667,700
Chase Auto Owner Trust Series 2024-1A(a)(d)(e)(f) 0.00%, 06/25/31		8,850	2,002,403
Chase Auto Owner Trust Series 2024-2A(a)(d)(e)(f)(g) 0.00%, 08/25/31		6,875	1,655,972
Clsec Holdings 22t LLC Series 2021-1(a) 6.17%, 05/11/37		13,131,081	11,402,028
CP EF Asset Securitization I LLC Series 2022-1A(a) 5.96%, 04/15/30		511,130	511,707

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
FAT Brands Fazoli's Native I LLC Series 2021-1(a) 7.00%, 07/25/51		$15,502,500	$14,845,293
FAT Brands GFG Royalty I LLC Series 2021-1A(a) 7.00%, 07/25/51		15,307,500	14,248,377
FIGRE Trust Series 2024-HE2(a) 8.20%, 05/25/54		2,000,000	2,036,924
FIGRE Trust Series 2024-HE3(a) 7.55%, 07/25/54		2,000,000	2,002,274
Foundation Finance Trust Series 2023-2A(a) 9.10%, 06/15/49		2,944,000	3,104,165
Foundation Finance Trust Series 2024-1A(a) 8.13%, 12/15/49		8,000,000	8,360,792
Goldman Home Improvement Issuer Trust Series 2022-GRN1(a)(d)(e)(g) 0.00%, 06/25/52		50,000	2,375,824
GoodLeap Home Improvement Solutions Trust Series 2024-1(a) 8.94%, 10/20/46		1,000,000	1,011,602
Harvest SBA Loan Trust Series 2024-1 (Floating, U.S. 30-Day Average SOFR + 3.75%)(a)(b) 8.48%, 12/25/51		2,951,944	2,952,694
Hertz Vehicle Financing III LLC Series 2024-1A(a) 9.22%, 01/25/29		5,500,000	5,527,625
Hertz Vehicle Financing III LLC Series 2024-2A(a) 9.41%, 01/27/31		6,250,000	6,193,427
HOA Funding LLC Series 2021-1A(a) 4.72%, 08/20/51		14,055,985	11,127,871
Horizon Aircraft Finance I Ltd. Series 2018-1(a) 4.46%, 12/15/38		3,512,888	3,372,352
HTAP Issuer Trust Series 2024-2(a) 6.50%, 04/25/42		4,842,051	4,772,555
Huntington Bank Auto Credit-Linked Notes Series 2024-1 (Floating, U.S. 30-Day Average SOFR + 5.25%)(a)(b) 9.85%, 05/20/32		1,532,813	1,576,034
ICG U.S. CLO Ltd. Series 2020-1A (Floating, CME Term SOFR 3M + 3.86%, 3.60% Floor)(a)(b) 8.48%, 01/20/35		3,000,000	3,017,257
L.P. LMS Asset Securitization Trust Series 2023-1A(a) 7.48%, 10/17/33		3,000,000	2,976,474
Lendingpoint Asset Securitization Trust Series 2022-C(a)(g) 13.09%, 02/15/30		6,400,000	—
Lendmark Funding Trust Series 2021-2A(a) 3.09%, 04/20/32		3,160,000	2,858,692
LOFT Series 2024-1A (Floating, U.S. 90-Day Average SOFR + 3.75%, 3.75% Floor)(a)(b) 8.22%, 05/21/34		1,840,000	1,840,834
LOFT Series 2024-1A (Floating, U.S. 90-Day Average SOFR + 10.50%, 10.50% Floor)(a)(b) 14.97%, 05/21/34		2,400,000	2,401,087
MAPS Ltd. Series 2019-1A(a) 4.46%, 03/15/44		586,759	554,506

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Mariner Finance Issuance Trust Series 2021-BA(a) 3.42%, 11/20/36		$1,980,000	$1,819,786
ME Funding LLC Series 2024-1A(a) 8.10%, 04/30/54		4,766,184	4,699,852
Mercury Financial Credit Card Master Trust Series 2023-1A(a) 17.07%, 09/20/27		7,525,000	7,578,497
Mission Lane Credit Card Master Trust Series 2023-A(a) 10.03%, 07/17/28		3,500,000	3,550,853
Momnt Technologies Trust Series 2023-1A(a) 8.29%, 03/20/45		3,000,000	3,007,209
Momnt Technologies Trust Series 2023-1A(a) 11.24%, 03/20/45		9,180,000	9,060,688
NRZ Excess Spread-Collateralized Notes Series 2021-GTN1(a) 3.47%, 11/25/26		3,834,003	3,664,587
Octane Receivables Trust Series 2024-RVM1(a) 8.42%, 01/22/46		2,000,000	1,989,231
OnDeck Asset Securitization Trust IV LLC Series 2023-1A(a) 9.93%, 08/19/30		6,000,000	6,161,279
OnDeck Asset Securitization Trust IV LLC Series 2024-1A(a) 8.99%, 06/17/31		3,000,000	3,088,759
OnDeck Asset Securitization Trust IV LLC Series 2024-2A(a) 7.03%, 10/17/31		2,250,000	2,245,954
Onity Loan Investment Trust Series 2024-HB2(a) 5.00%, 08/25/37		2,000,000	1,825,166
Oportun Funding Trust Series 2024-3(a) 9.60%, 08/15/29		4,000,000	3,994,958
Oportun Issuance Trust Series 2021-B(a) 5.41%, 05/08/31		2,993,848	2,928,296
Oportun Issuance Trust Series 2021-C(a) 3.61%, 10/08/31		2,343,148	2,282,843
Oportun Issuance Trust Series 2024-2(a) 10.47%, 02/09/32		3,500,000	3,548,065
Pagaya AI Debt Grantor Trust and Pagaya AI Debt Trust Series 2024-6(a) 11.35%, 11/15/31		3,998,972	4,107,138
Pagaya AI Debt Grantor Trust Series 2024-10(a) 10.41%, 06/15/32		3,800,000	3,819,300
Pagaya AI Debt Grantor Trust Series 2024-9(a) 10.11%, 03/15/32		7,998,777	8,009,023
Pagaya AI Debt Trust Series 2023-6(a) 9.00%, 06/16/31		2,749,295	2,768,226
Pagaya AI Debt Trust Series 2023-8(a) 9.00%, 06/16/31		3,766,120	3,767,598
PenFed Auto Receivables Owner Trust Series 2024-A(a)(d)(e) 0.00%, 09/15/32		37,500	4,641,842
PNMAC GMSR ISSUER TRUST Series 2022-GT1 (Floating, U.S. 30-Day Average SOFR + 4.25%)(a)(b) 8.82%, 05/25/27		12,000,000	12,159,841
Project Silver Series 2019-1(a) 3.97%, 07/15/44		2,672,747	2,506,555

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
RRE 18 Loan Management DAC Series 18A (Floating, Euribor 3M + 6.42%, 6.42% Floor)(a)(b) 9.60%, 04/15/39		$1,280,000	$1,339,816
SAFCO Auto Receivables Trust Series 2022-1A(a) 8.62%, 11/19/29		3,000,000	3,022,101
Santander Bank Auto Credit-Linked Notes Series 2023-A(a) 7.08%, 06/15/33		836,981	843,832
Santander Bank Auto Credit-Linked Notes Series 2023-B(a) 12.24%, 12/15/33		8,341,174	8,711,594
SEB Funding LLC Series 2024-1A(a) 7.39%, 04/30/54		7,500,000	7,668,600
Service Experts Issuer LLC Series 2021-1A(a) 5.37%, 02/02/32		3,000,000	2,702,982
Service Experts Issuer LLC Series 2024-1A(a) 8.08%, 11/20/35		4,000,000	4,005,189
Skyline Aircraft Series 2006-S3(g) 6.17%, 08/17/33		4,014,987	3,738,956
Sound Point CLO XXX Ltd. Series 2021-2A (Floating, CME Term SOFR 3M + 3.61%, 3.35% Floor)(a)(b) 8.24%, 07/25/34		4,000,000	4,023,736
Sound Point CLO XXXI Ltd. Series 2021-3A (Floating, CME Term SOFR 3M + 3.51%, 3.25% Floor)(a)(b) 8.14%, 10/25/34		2,750,000	2,756,878
Sound Point Euro CLO X Funding DAC Series 10A (Floating, Euribor 3M + 6.52%, 6.52% Floor)(a)(b) 9.74%, 04/20/38		2,000,000	2,110,543
Stream Innovations Issuer Trust Series 2024-1A(a) 7.89%, 07/15/44		1,290,000	1,344,156
Towd Point Mortgage Trust Series 2024-CES1(a) 6.86%, 01/25/64		1,000,000	1,009,467
Trinitas Euro CLO VI DAC Series 6A (Floating, Euribor 3M + 6.38%, 6.38% Floor)(a)(b) 9.56%, 04/15/37		2,000,000	2,093,570
Twin Hospitality I LLC Series 2024-1A(a)(g) 9.00%, 10/26/54		26,500,000	26,500,000
U.S. Auto Funding Trust Series 2022-1A(a) 3.98%, 04/15/25		446,522	443,049
U.S. Auto Funding Trust Series 2022-1A(a)(f)(g) 11.79%, 06/15/29		5,000,000	—
U.S. Bank N.A. Series 2023-1(a) 9.79%, 08/25/32		1,338,533	1,369,924
U.S. Bank N.A. Series 2023-1(a) 13.60%, 08/25/32		2,141,653	2,194,232
Unlock HEA Trust Series 2024-2(a) 6.00%, 10/25/39		3,000,000	2,168,315
Upstart Securitization Trust Series 2022-3(a)(d)(e)(f)(g) 0.00%, 06/20/32		5,575	76,935
TOTAL ASSET-BACKED SECURITIES (Cost $403,429,524)			387,685,098

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
BANK DEBTS	8.5%
Asurion LLC 7.72%, 12/23/26		$12,121,203	$12,108,839
Clover Holdings 2, LLC 8.43%, 12/09/31		6,170,000	6,231,700
Cobham Ultra SeniorCo S.a r.l.(f)(h) 08/03/29		8,584,662	8,544,829
Cobham Ultra SeniorCo S.a.r.l. 9.24%, 08/03/29		31,306,348	31,161,086
Digicel International Finance Ltd.(f)(h) 05/25/27		371,418	358,823
Electro Rent Corp.(g) 10.64%, 01/31/24		5,447,520	5,284,094
Electro Rent Corp.(f)(h) 01/31/24		168,802	163,738
Form Technologies LLC(f)(h) 05/30/30		5,103,000	4,988,182
Northeast Grocery, Inc. 12.02%, 12/13/28		1,925,000	1,928,215
Optiv Parent, Inc. 9.87%, 07/31/26		5,954,774	4,884,761
Pluto Acquisition I, Inc. 9.84%, 06/20/28		2,000,000	2,037,501
PREIT Associates, L.P. 11.48%, 12/10/23		2,397,379	2,397,380
Pretium PKG Holdings, Inc. 8.32%, 10/02/28		8,676,193	8,931,100
TOTAL BANK DEBTS (Cost $88,485,405)			89,020,248
BANKRUPTCY CLAIMS	3.1%
FTX Trade Claim(f)(g)(i) 0.00%		5,258,400	5,576,533
FTX Trade Claim International(f)(g)(i) 0.00%		24,741,600	26,238,467
TOTAL BANKRUPTCY CLAIMS (Cost $31,575,000)			31,815,000
CORPORATE BONDS	9.8%
Ahead DB Holdings LLC(a) 6.63%, 05/01/28		4,414,000	4,325,735
Ambac Assurance Corp.(a)(f) 5.10%, 12/31/49		4,317,243	5,957,795
Ardagh Metal Packaging Finance U.S.A. LLC(a) 4.00%, 09/01/29		2,000,000	1,717,986
Brightsphere Investment Group, Inc. 4.80%, 07/27/26		10,850,000	10,694,373
Centene Corp. 4.25%, 12/15/27		5,000,000	4,851,002
Champ Acquisition Corp.(a) 8.38%, 12/01/31		5,000,000	5,100,396

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Charter Communications Operating LLC 4.91%, 07/23/25		$1,153,000	$1,151,651
Ferrellgas L.P./Ferrellgas Finance Corp.(a) 5.38%, 04/01/26		5,000,000	4,947,773
HAH Group Holding Co. LLC(a) 9.75%, 10/01/31		10,600,000	10,608,433
LABL, Inc.(a) 10.50%, 07/15/27		27,749,000	26,782,630
LABL, Inc.(a) 8.63%, 10/01/31		5,200,000	4,810,421
Summit Materials LLC(a) 7.25%, 01/15/31		3,000,000	3,183,257
VICI Properties L.P./VICI Note Co., Inc.(a) 4.25%, 12/01/26		5,000,000	4,917,034
VF Corp. 6.00%, 10/15/33		9,000,000	8,640,796
Staples, Inc.(a) 10.75%, 09/01/29		5,000,000	4,918,929
TOTAL CORPORATE BONDS (Cost $103,314,516)			102,608,211
FOREIGN ISSUER BONDS	8.6%
Avianca Midco 2 PLC(a) 9.00%, 12/01/28		10,223,100	9,982,028
Cerdia Finanz GmbH(a) 9.38%, 10/03/31		10,000,000	10,406,700
International Game Technology PLC(a) 4.13%, 04/15/26		17,362,000	17,069,294
Latam Airlines Group S.A.(a) 13.38%, 10/15/29		10,000,000	11,420,790
Latam Airlines Group S.A.(a) 7.88%, 04/15/30		2,839,000	2,874,090
Stonegate Pub Co. Financing 2019 PLC(a) 10.75%, 07/31/29		15,557,000	20,312,904
Vertical Topco(f)(g) 12.00%, 07/29/30		10,000,000	10,075,000
Rakuten Group, Inc.(a) 11.25%, 02/15/27		2,000,000	2,179,986
Rakuten Group, Inc.(a) 9.75%, 04/15/29		5,000,000	5,410,366
TOTAL FOREIGN ISSUER BONDS (Cost $88,209,024)			89,731,158
MORTGAGE-BACKED SECURITIES	16.0%
PRIVATE	10.6%
Home Equity	10.2%
A&D Mortgage Trust Series 2024-NQM5(a)(c) 7.75%, 11/25/69		6,308,000	6,145,035
ADMT Series 2024-NQM6(a)(c) 7.31%, 01/25/70		4,000,000	3,956,878

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Angel Oak Mortgage Trust Series 2022-3(a)(c) 4.14%, 01/10/67		$5,548,729	$5,098,090
Barclays Mortgage Loan Trust Series 2022-INV1(a)(c) 4.51%, 02/25/62		8,472,800	6,374,807
Builders Capital Loan Acquisition Trust Series 2024-NPL1(a) 9.00%, 11/29/29		20,000,000	19,981,700
Cascade Funding Mortgage Trust Series 2024-RM5(a)(c) 4.00%, 10/25/54		10,000,000	8,326,385
CFMT LLC Series 2023-H12(a) 4.25%, 04/25/33		5,000,000	4,684,522
CFMT LLC Series 2024-NR1 (Step to 12.32% on 12/25/27)(a)(j) 9.32%, 11/25/29		10,000,000	9,989,227
CWHEQ Home Equity Loan Trust Series 2006-S2(g) 5.60%, 07/25/27		272,073	257,109
CWHEQ Home Equity Loan Trust Series 2006-S3 (Step to 6.11% on 02/25/25)(f)(j)(k) 5.45%, 06/25/21		2	594,880
CWHEQ Home Equity Loan Trust Series 2006-S5(f)(k) 5.75%, 06/25/35		4	1,646,500
EFMT Series 2024-RM3(a) 5.00%, 12/25/54		3,500,000	3,207,548
FIGRE Trust Series 2024-HE1(a)(c) 10.03%, 03/25/54		1,000,000	1,020,663
FIGRE Trust Series 2024-HE5(a) 7.01%, 10/25/54		4,109,000	4,058,650
Home Equity Mortgage Trust Series 2006-3 (Floating, CME Term SOFR 1M + 0.57%, 0.46% Floor)(b)(f)(g) 4.91%, 09/25/36		2,708,000	228
Home Equity Mortgage Trust Series 2006-3 (Step to 5.61% on 01/25/25)(g)(j) 6.09%, 09/25/36		2,626,536	156,809
Home Equity Mortgage Trust Series 2006-4 (Floating, ICE LIBOR USD 1M + 0.61%, 0.61% Floor)(b)(f)(g) 3.99%, 11/25/36		4,391,000	128
Home Equity Mortgage Trust Series 2006-4 (Floating, CME Term SOFR 1M + 0.61%, 0.50% Floor)(b)(g) 4.95%, 11/25/36		1,354,000	989
Home Equity Mortgage Trust Series 2006-4(g) 6.23%, 11/25/36		1,634,293	100,385
Home Equity Mortgage Trust Series 2006-5 (Floating, CME Term SOFR 1M + 0.51%, 0.40% Floor)(b)(g) 4.85%, 01/25/37		258,011	12,900
Imperial Fund Mortgage Trust Series 2022-NQM4 (Step to 4.99% on 02/25/25)(a)(j) 5.04%, 06/25/67		4,000,000	3,153,197
Imperial Fund Mortgage Trust Series 2022-NQM5 (Step to 6.28% on 08/25/26)(a)(j) 6.25%, 08/25/67		4,125,000	4,058,627

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Indymac Residential Mortgage-Backed Trust Series 2005-L3 (Floating, CME Term SOFR 1M + 0.55%, 0.44% Floor)(b)(f) 4.89%, 12/16/35		$965,711	$772,569
JP Morgan Resecuritization Trust Series 2009-7(a)(c) 7.00%, 09/27/37		9,554,751	4,249,661
PRPM LLC Series 2024-7 (Step to 11.84% on 12/25/27)(a)(j) 8.84%, 11/25/29		5,000,000	4,994,579
PRPM Trust Series 2022-INV1(a)(c) 4.43%, 04/25/67		2,600,000	2,159,339
Residential Asset Securitization Trust Series 2006-A6 (Floating, 5.79% - CME Term SOFR 1M, 5.90% Cap)(b)(f)(l) 1.45%, 07/25/36		12,004,552	762,200
Saluda Grade Alternative Mortgage Trust Series 2023-SEQ3(a)(c) 10.25%, 06/01/53		10,502,250	10,593,392
Total Home Equity (Cost $110,289,412)			106,356,997
Commercial Mortgage-Backed Securities	0.4%
CSMC Trust Series 2022-NQM4 (Step to 5.17% on 07/25/26)(a)(j) 4.82%, 06/25/67		4,055,750	3,995,509
Total Commercial Mortgage-Backed Securities (Cost $3,898,626)			3,995,509
U.S. GOVERNMENT AGENCIES	5.4%
Fannie Mae REMICS Series 2013-67 (Floating, 5.99% - U.S. 30-Day Average SOFR, 6.10% Cap)(b)(f)(l) 1.42%, 07/25/43		7,384,508	714,998
Fannie Mae REMICS Series 2020-27 (Floating, 5.84% - U.S. 30-Day Average SOFR, 5.95% Cap)(b)(f)(l) 1.27%, 05/25/50		16,023,530	1,487,155
Fannie Mae REMICS Series 2022-19 (Floating, 5.60% - U.S. 30-Day Average SOFR, 5.60% Cap)(b)(f)(l) 1.03%, 04/25/52		30,290,684	2,374,559
Freddie Mac REMICS Series 4833 (Floating, 5.89% - U.S. 30-Day Average SOFR, 6.00% Cap)(b)(f)(l) 1.29%, 10/15/44		16,306,858	1,351,289
Freddie Mac REMICS Series 5240 (Floating, 5.89% - U.S. 30-Day Average SOFR, 9999.00% Cap)(b)(f)(l) 1.15%, 03/25/50		15,460,235	1,541,770
FREMF Mortgage Trust Series 2019-KF59 (Floating, U.S. 30-Day Average SOFR + 6.11%, 6.00% Floor)(a)(b) 10.78%, 02/25/29		19,291,012	19,093,252
Government National Mortgage Association Series 2013-9 (Floating, 6.64% - CME Term SOFR 1M, 6.75% Cap)(b)(f)(l) 2.27%, 01/20/43		16,355,791	1,912,535
Government National Mortgage Association Series 2016-116 (Floating, 5.99% - CME Term SOFR 1M, 6.10% Cap)(b)(f)(l) 1.62%, 09/20/46		10,328,014	980,163

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Government National Mortgage Association Series 2019-110 (Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap)(b)(f)(l) 1.57%, 09/20/49		$52,604,482	$5,372,733
Government National Mortgage Association Series 2019-115 (Floating, 5.99% - CME Term SOFR 1M, 6.10% Cap)(b)(l) 1.62%, 09/20/49		18,187,941	2,050,057
Government National Mortgage Association Series 2020-47 (Floating, 5.89% - CME Term SOFR 1M, 6.00% Cap)(b)(f)(l) 1.52%, 02/20/49		36,258,625	3,020,891
Government National Mortgage Association Series 2020-7 (Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap)(b)(f)(l) 1.57%, 01/20/50		16,431,276	1,543,373
Government National Mortgage Association Series 2021-160 (Floating, 6.19% - CME Term SOFR 1M, 6.30% Cap)(b)(f)(l) 1.82%, 09/20/51		12,717,390	1,590,219
Government National Mortgage Association Series 2021-205 (Floating, 3.20% - U.S. 30-Day Average SOFR, 3.20% Cap)(b)(l) 0.00%, 11/20/51		153,427,230	2,461,694
Government National Mortgage Association Series 2022-190 (Floating, 5.99% - CME Term SOFR 1M, 6.10% Cap)(b)(f)(l) 1.62%, 08/20/49		30,085,598	3,143,428
Government National Mortgage Association Series 2023-135 (Floating, 28.17% - U.S. 30-Day Average SOFR, 28.17% Cap)(b) 8.21%, 09/20/53		3,252,013	3,419,451
Government National Mortgage Association, Series 2024-128 (Floating, 18.29% - U.S. 30-Day Average SOFR, 18.29% Cap)(b) 5.62%, 08/20/54		4,838,244	4,850,724
TOTAL U.S. GOVERNMENT AGENCIES (Cost $65,792,719)			56,908,291
TOTAL MORTGAGE-BACKED SECURITIES (Cost $179,980,757)			167,260,797
U.S. GOVERNMENT OBLIGATIONS	2.7%
U.S. Treasury Bonds 4.25%, 02/15/54		15,000,000	13,707,422
U.S. Treasury Notes 3.88%, 08/15/34		15,000,000	14,186,719
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $29,126,334)			27,894,141
MUNICIPAL BONDS	3.4%
GDB Debt Recovery Authority of Commonwealth Puerto Rico Taxable Revenue Bond 7.50%, 08/20/40		4,689,240	4,595,455
PR Custodial Trust(d)(f) 0.00%, 03/15/49		521,000	76,603
PR Custodial Trust(d) 0.00%, 03/15/49		7,510,000	1,384,446
PRCCDA Custodial Trust(d) 0.00%, 03/15/49		1,415,000	352,013

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
PRHTA Custodial Trust(d)(f) 0.00%, 12/06/49		$6,890,000	$1,859,997
PRIFA Custodial Trust(d)(f) 0.00%, 03/15/49		128,011,000	26,998,314
TOTAL MUNICIPAL BONDS (Cost $35,189,720)			35,266,828

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	12.3%
Northern Institutional Treasury Portfolio (Premier Class), 4.29%(m)		128,549,664	128,549,664
TOTAL SHORT-TERM INVESTMENTS (Cost $128,549,664)			128,549,664
TOTAL INVESTMENTS (Cost $1,087,859,944)	101.6%		1,059,831,145
NET OTHER ASSETS (LIABILITIES)	(1.6)%		(16,356,354)
NET ASSETS	100.0%		$1,043,474,791

(a)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers. As of December 31,
2024, these securities had a total market value of $666,013,750 or 64% of net assets.

(b)Floating rate security. The rate presented is the rate in effect at December 31, 2024, and the related index and spread are shown parenthetically for each security.
(c)Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)Zero coupon bond.
(e)Equity tranche security.
(f)Non-income producing security.
(g)Security valued pursuant to Level 3 unobservable inputs.
(h)Position is unfunded. Contract rate was not determined at December 31, 2024 and does not take effect until drawn.
(i)Security represents purchased rights to future bankruptcy settlement amounts, inclusive of any post-petition interest, on certain secured claims against FTX Trading LTD.
(j)Step coupon bond. Rate as of December 31, 2024 is disclosed.
(k)FGIC insured bond in which the current value primarily relates to pending insurance payments.
(l)Interest only security
(m)7-day current yield as of December 31, 2024 is disclosed.

Abbreviations:
CLO – Collateralized Loan Obligation
USD – United States Dollar
Forward foreign currency exchange contracts at December 31, 2024:
Counterparty	Settlement Date	Currency Purchased	Currency Purchased Amount	Currency Sold	Currency Sold Amount	Unrealized Appreciation (Depreciation)
Goldman Sachs International	02/28/25	USD	9,120,066	EUR	8,663,500	$123,838
Goldman Sachs International	03/31/25	USD	20,230,455	GBP	16,100,000	88,629
Total						$212,467